Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

7.    Property, Plant and Equipment, Net

Property, plant and equipment and related accumulated depreciation were as follows:

	December 31,	June 30,
	2024	2025
		(Unaudited)
Mold and tooling	7,108,020	9,250,807
Production facilities	6,845,010	9,045,133
Charging & battery swap equipment	7,761,253	8,617,932
Leasehold improvements	6,124,611	6,365,822
Construction in process	3,616,078	2,064,631
Computer and electronic equipment	1,922,333	1,923,728
Corporate vehicles	1,949,132	1,839,294
R&D equipment	1,635,821	1,671,450
Purchased software	1,349,419	1,369,918
Buildings and constructions	913,281	914,360
Subscription vehicles	799,846	818,976
Others	1,429,868	1,610,647
Subtotal	41,454,672	45,492,698
Less: Accumulated depreciation	(15,559,399)	(18,684,876)
Less: Accumulated impairment	(2,369)	(2,711)
Total property, plant and equipment, net	25,892,904	26,805,111

The Group recorded depreciation expenses of RMB2,647,932 and RMB3,493,303 for the six months ended June 30, 2024 and 2025, respectively. As of December 31, 2024 and June 30, 2025, certain property, plant, and equipments with carrying values of RMB1,131,796 and RMB731,222, respectively, were restricted as collateral for long-term bank loans. Subsequently, in July 2025, certain property, plant, and equipment and land use right with carrying value of RMB694,493 were restricted as colleteral for credit quota from certain supplier.